Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,466	$ 4,569	$ 4,473	$ 9,035	$ 8,817
Non-interest income	3,463	3,411	3,469	6,874	7,174
Total revenue	7,929	7,980	7,942	15,909	15,991
Provision for credit losses	709	638	219	1,347	441
Non-interest expenses	4,576	4,464	4,159	9,040	8,382
Provision for income taxes	485	1,106	817	1,591	1,681
Net income	2,159	1,772	2,747	3,931	5,487
Net income attributable to non-controlling interests in subsidiaries	26	40	78	66	166
Net income attributable to equity holders of the Bank	2,133	1,732	2,669	3,865	5,321
Average assets	1,390,000	1,380,000	1,264,000	1,386,000	1,251,000
Average liabilities	1,313,000	1,305,000	1,192,000	1,309,000	1,178,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,340	2,386	2,144	4,726	4,277
Non-interest income	794	778	759	1,572	1,500
Total revenue	3,134	3,164	2,903	6,298	5,777
Provision for credit losses	218	218	(12)	436	(47)
Non-interest expenses	1,457	1,449	1,324	2,906	2,606
Provision for income taxes	399	410	412	809	838
Net income	1,060	1,087	1,179	2,147	2,380
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	1,060	1,087	1,179	2,147	2,380
Average assets	451,000	450,000	423,000	450,000	417,000
Average liabilities	367,000	357,000	326,000	362,000	323,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,007	1,899	1,687	3,906	3,335
Non-interest income	745	802	720	1,547	1,469
Total revenue	2,752	2,701	2,407	5,453	4,804
Provision for credit losses	436	404	276	840	550
Non-interest expenses	1,479	1,436	1,268	2,915	2,553
Provision for income taxes	172	169	182	341	390
Net income	665	692	681	1,357	1,311
Net income attributable to non-controlling interests in subsidiaries	23	38	76	61	161
Net income attributable to equity holders of the Bank	642	654	605	1,296	1,150
Average assets	239,000	228,000	204,000	233,000	200,000
Average liabilities	181,000	169,000	149,000	175,000	146,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	209	213	184	422	358
Non-interest income	1,091	1,110	1,174	2,201	2,422
Total revenue	1,300	1,323	1,358	2,623	2,780
Provision for credit losses	2	1	1	3
Non-interest expenses	818	802	803	1,620	1,665
Provision for income taxes	124	133	145	257	291
Net income	356	387	409	743	824
Net income attributable to non-controlling interests in subsidiaries	3	2	2	5	5
Net income attributable to equity holders of the Bank	353	385	407	738	819
Average assets	34,000	34,000	32,000	34,000	32,000
Average liabilities	41,000	42,000	48,000	42,000	48,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	384	454	360	838	733
Non-interest income	968	1,049	902	2,017	1,933
Total revenue	1,352	1,503	1,262	2,855	2,666
Provision for credit losses	53	15	(46)	68	(62)
Non-interest expenses	752	773	653	1,525	1,323
Provision for income taxes	146	196	167	342	356
Net income	401	519	488	920	1,049
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	401	519	488	920	1,049
Average assets	488,000	481,000	431,000	484,000	438,000
Average liabilities	446,000	455,000	400,000	450,000	403,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(474)	(383)	98	(857)	114
Non-interest income	(135)	(328)	(86)	(463)	(150)
Total revenue	(609)	(711)	12	(1,320)	(36)
Provision for credit losses	0			0
Non-interest expenses	70	4	111	74	235
Provision for income taxes	(356)	198	(89)	(158)	(194)
Net income	(323)	(913)	(10)	(1,236)	(77)
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	(323)	(913)	(10)	(1,236)	(77)
Average assets	178,000	187,000	174,000	185,000	164,000
Average liabilities	$ 278,000	$ 282,000	$ 269,000	$ 280,000	$ 258,000